PROFIT/(LOSS) FOR THE YEAR ON DISCONTINUED OPERATION (Schedule of Cash Flows Attributable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loss on discontinued operation [Abstract]
Cash flows from operating activities	$ (5)	$ 527	$ (2,847)
Cash flows from investing activities